Commitments, contingencies and operating risks	12 Months Ended
Dec. 31, 2023
Commitments, contingencies and operating risks
Commitments, contingencies and operating risks
25.	Commitments, contingencies and operating risks

Operating environment

The Ukraine crisis and the overall global economic trends with the post-COVID repercussions increased the volume of global inflation and the rise in commodity and mineral prices, and this prompted the interest rate hike in several stages by the US Federal Reserve to reduce the value of the global inflation, which led to a rise in interest rates globally. Ultimately, the introduced measures against inflation lead to a decrease in consumption and may negatively affect the results of the Group’s business operations.

The Kazakhstan economy has been adversely affected by the global financial and economic crises in the past and could be adversely affected by market downturns and economic crises or slowdowns elsewhere in the world in the future. In particular, past disruptions in the global financial markets have had a severe impact on the liquidity of Kazakhstan entities, the availability of credit and the terms and cost of domestic and external funding for Kazakhstan entities. This could adversely influence customer demand for various services, including those provided by and through the Group. As has happened in the past, financial events such as significant depreciation of the tenge, capital outflows and a deterioration in other leading economic indicators or an increase in the perceived risks associated with investing in emerging economies due to, among other things, geopolitical disputes, such as the military conflict between Russia and Ukraine, and imposition of certain trade and economic sanctions in connection therewith, could dampen foreign investment in Kazakhstan and adversely affect the Kazakhstan economy. In addition, during such times, businesses that operate in emerging markets can face severe liquidity constraints as funding. These developments and adverse changes arising from systemic risks in global financial systems, including any tightening of the credit environment or a decline in oil, gas or other commodities prices, could slow or disrupt the Kazakhstan economy and adversely affect the Group’s business, financial condition and results of operations.

In addition to Kazakhstan, the Group have operations in UAE and other emerging markets. In many respects, the risks the Group faces in operating in payment business in emerging markets are similar to those in Kazakhstanas set out above. As is typical of an emerging market, such countries do not possess a well-developed business, legal and regulatory infrastructure and may experience substantial political, economic and social change.

The Group’s business in emerging markets is subject to specific laws, regulations and inspections including with respect to tax, anti-corruption, and foreign exchange controls. Such laws are often rapidly changing and are unpredictable, as these countries continue to develop its regulatory framework. Any new laws that may be introduced may significantly affect the regulatory environment in those countries which, in turn, may impact the Group’s operations there and impose additional regulatory compliance burden on the Group.

25.Commitments, contingencies and operating risks (continued)

Taxation

Tax, currency and customs legislation in countries of the Group’s presence is subject to varying interpretations, and changes, which can occur frequently. There can be no assurance that the CIS countries’ (specifically, Kazakhstan) tax legislation will not be changed in the future in a manner adverse to the stability and predictability of the CIS countries’ tax system. These factors, together with the potential for state budget deficits, raise the risk of the imposition of additional taxes on the Group. The introduction of new taxes or amendments to current taxation rules may have a substantial impact on the overall amount of the Group’s tax liabilities. Recent events within the Kazakhstan suggest that the tax authorities are taking a more assertive position in their interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. Fiscal periods remain open to review by the authorities in respect of taxes for three calendar years preceding the year of review. Under certain circumstances reviews may cover longer periods. There is no assurance that it would not be required to make substantially larger tax payments in the future, which may adversely affect the Group’s business, financial condition and results of operations.

Risk assessment

The Group’s management believes that its interpretation of the relevant legislation is appropriate and is in accordance with the current industry practice and that the Group’s currency, customs, tax and other regulatory positions will be sustained. However, the interpretations of the relevant authorities could differ and the maximum effect of additional losses, if the authorities were successful in enforcing their different interpretations, could be significant, and amount up to RUB 0.9 billion, as assessed by the Group as of December 31, 2023 (RUB 2.2 billion as of December 31, 2022).

Legal proceedings

In the ordinary course of business, the Group is subject to legal actions and complaints. Management does not believe that the ultimate liability, if any, arising from such actions or complaints will have a material adverse effect on the financial condition or the results of future operations of the Group.

Following the disclosure of the restrictions imposed by the CBR on the Group in December 2020, QIWI plc and certain of its current and former executive officers have been named as defendants in a putative class action filed in the United States. These lawsuits allege that the defendants made certain false or misleading statements that were supposedly revealed when the CBR audit results and restrictions were disclosed in December 2020, which the plaintiffs perceive as a violation of Sections 10(b) and 20(a) of the 1934 Securities Exchange Act, and seek damages and other relief based upon such allegations. Management believes that these lawsuits are without merit and intends to defend against them vigorously, and expects to incur certain costs associated with defending against these actions. At this early stage of the litigations, the ultimate outcomes are uncertain and management cannot reasonably predict the timing or outcomes, or estimate the amount of loss, if any, or their effect, if any, on the Group’s consolidated financial statements. Any negative outcome could result in payments of substantial monetary damages and accordingly the Group’s business could be seriously harmed.